Dividends on ordinary shares - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended	12 Months Ended
	May 25, 2021	Jun. 30, 2021	Dec. 31, 2020
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Total dividends paid			£ 0
Interim dividend
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue (in GBP per share)		£ 0.0067
Dividends proposed or declared before financial statements authorised for issue		£ 473
Final dividend
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Total dividends paid	£ 404
Dividend per share (GBP per share)	£ 0.0057